Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.55%
Communication services: 2.13%
Diversified telecommunication services: 0.07%
Uniti Group, Inc.†	13,460	$94,355
Entertainment: 0.11%
Cinemark Holdings, Inc.	5,733	133,235
Interactive media & services: 1.62%
CarGurus, Inc.†	4,581	175,681
EverQuote, Inc. Class A†	29,993	809,811
MediaAlpha, Inc. Class A†	28,829	373,336
QuinStreet, Inc.†	31,277	449,450
TripAdvisor, Inc.†	6,482	94,378
Yelp, Inc. Class A†	3,736	113,537
		2,016,193
Media: 0.33%
Magnite, Inc.†	25,145	408,103
Consumer discretionary: 9.03%
Automobile components: 0.94%
Adient PLC†	6,821	130,758
American Axle & Manufacturing Holdings, Inc.†	45,131	289,290
Motorcar Parts of America, Inc.†	21,749	268,383
XPEL, Inc.†	9,631	480,683
		1,169,114
Broadline retail: 0.12%
Kohl’s Corp.	7,031	143,503
Distributors: 0.62%
GigaCloud Technology, Inc. Class A†	19,537	767,413
Diversified consumer services: 1.48%
Adtalem Global Education, Inc.†	2,759	285,474
American Public Education, Inc.†	7,091	268,040
Frontdoor, Inc.†	5,832	336,448
Perdoceo Education Corp.	20,815	610,504
Stride, Inc.†	5,262	341,661
		1,842,127
Hotels, restaurants & leisure: 2.01%
Brightstar Lottery PLC	5,602	86,719
Brinker International, Inc.†	6,881	987,561
Hilton Grand Vacations, Inc.†	5,768	258,118
Rush Street Interactive, Inc.†	17,628	342,512
Super Group SGHC Ltd.	69,406	829,402
		2,504,312
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Household durables: 0.89%
Hovnanian Enterprises, Inc. Class A†	2,214	$215,954
KB Home	4,252	239,855
M/I Homes, Inc.†	3,203	409,824
Taylor Morrison Home Corp. Class A†	4,135	243,427
		1,109,060
Leisure products: 0.10%
JAKKS Pacific, Inc.	7,532	127,140
Specialty retail: 2.26%
Abercrombie & Fitch Co. Class A†	7,099	893,551
Asbury Automotive Group, Inc.†	801	186,257
Carvana Co. Class A†	461	194,551
Group 1 Automotive, Inc.	1,775	698,108
Urban Outfitters, Inc.†	11,244	846,223
		2,818,690
Textiles, apparel & luxury goods: 0.61%
Kontoor Brands, Inc.	11,195	683,903
Superior Group of Cos., Inc.	8,046	77,885
		761,788
Consumer staples: 1.61%
Consumer staples distribution & retail: 0.90%
Andersons, Inc.	11,695	621,823
Sprouts Farmers Market, Inc.†	2,224	177,186
United Natural Foods, Inc.†	9,563	321,986
		1,120,995
Food products: 0.36%
SunOpta, Inc.†	47,019	178,672
Vital Farms, Inc.†	8,492	271,235
		449,907
Household products: 0.03%
Central Garden & Pet Co.†	1,360	43,724
Personal care products: 0.14%
BellRing Brands, Inc.†	6,520	174,280
Tobacco: 0.18%
Turning Point Brands, Inc.	2,018	218,751
Energy: 4.79%
Energy equipment & services: 1.51%
Archrock, Inc.	14,022	364,853
Bristow Group, Inc.†	10,826	396,448
Helix Energy Solutions Group, Inc.†	29,716	186,319
Helmerich & Payne, Inc.	12,752	365,727
Liberty Energy, Inc. Class A	14,642	270,291
See accompanying notes to portfolio of investments
2 | Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Energy equipment & services(continued)
Natural Gas Services Group, Inc.	5,925	$199,376
Seadrill Ltd.†	2,889	99,960
		1,882,974
Oil, gas & consumable fuels: 3.28%
California Resources Corp.	6,750	301,793
Centrus Energy Corp. Class A†	1,996	484,549
Clean Energy Fuels Corp.†	78,950	165,795
Diversified Energy Co.	16,262	235,474
Excelerate Energy, Inc. Class A	2,387	66,955
International Seaways, Inc.	10,008	485,889
Murphy Oil Corp.	2,497	78,031
Par Pacific Holdings, Inc.†	17,633	619,624
Peabody Energy Corp.	23,496	697,831
Scorpio Tankers, Inc.	10,939	556,029
Teekay Tankers Ltd. Class A	7,200	384,624
		4,076,594
Financials: 17.40%
Banks: 9.20%
1st Source Corp.	4,568	285,454
Amalgamated Financial Corp.	9,963	319,115
Ameris Bancorp	6,961	516,993
Axos Financial, Inc.†	7,782	670,497
Bancorp, Inc.†	2,715	183,317
Bank of NT Butterfield & Son Ltd.	11,407	568,297
Cadence Bank	8,662	371,080
Capital Bancorp, Inc.	4,525	127,469
Central Pacific Financial Corp.	5,264	164,026
Civista Bancshares, Inc.	3,392	75,370
CNB Financial Corp.	9,237	241,732
Customers Bancorp, Inc.†	6,668	487,564
Eastern Bankshares, Inc.	11,564	213,125
Enterprise Financial Services Corp.	4,285	231,390
First BanCorp	30,265	627,393
First Financial Bancorp	9,200	230,184
First Financial Corp.	7,157	432,426
Firstsun Capital Bancorp†	3,536	133,077
Hancock Whitney Corp.	7,664	488,044
Hanmi Financial Corp.	16,920	457,348
Hilltop Holdings, Inc.	11,017	373,917
International Bancshares Corp.	1,592	105,773
Mercantile Bank Corp.	5,029	241,895
Metropolitan Bank Holding Corp.	3,022	230,760
Northeast Community Bancorp, Inc.	13,110	296,417
Northwest Bancshares, Inc.	28,628	343,536
OFG Bancorp	11,343	464,836
Origin Bancorp, Inc.	9,836	369,932
Pathward Financial, Inc.	5,465	388,015
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Banks(continued)
Preferred Bank	3,897	$367,994
Republic Bancorp, Inc. Class A	4,688	323,425
UMB Financial Corp.	5,464	628,579
WSFS Financial Corp.	8,954	494,619
		11,453,599
Capital markets: 1.44%
Artisan Partners Asset Management, Inc. Class A	5,780	235,477
Bakkt Holdings, Inc.†	1,487	14,929
BGC Group, Inc. Class A	24,158	215,731
StoneX Group, Inc.†	8,029	763,799
Victory Capital Holdings, Inc. Class A	8,984	566,801
		1,796,737
Consumer finance: 2.98%
Atlanticus Holdings Corp.†	5,225	349,814
Bread Financial Holdings, Inc.	5,983	442,922
Enova International, Inc.†	5,749	903,743
FirstCash Holdings, Inc.	3,000	478,140
Green Dot Corp. Class A†	17,440	223,406
LendingTree, Inc.†	5,558	295,074
OppFi, Inc.	38,095	398,474
PROG Holdings, Inc.	12,353	364,290
Regional Management Corp.	6,383	247,341
		3,703,204
Financial services: 2.22%
Essent Group Ltd.	5,970	388,110
Evertec, Inc.	7,629	221,928
Jackson Financial, Inc. Class A	7,274	775,772
Marqeta, Inc. Class A†	46,241	219,645
MGIC Investment Corp.	10,588	309,381
NMI Holdings, Inc. Class A†	7,122	290,506
Payoneer Global, Inc.†	31,314	175,985
Paysign, Inc.†	39,660	204,249
Radian Group, Inc.	5,084	182,973
		2,768,549
Insurance: 1.56%
Genworth Financial, Inc. Class A†	25,362	229,019
Hamilton Insurance Group Ltd. Class B†	12,944	361,137
HCI Group, Inc.	3,683	705,994
Skyward Specialty Insurance Group, Inc.†	3,427	175,154
United Fire Group, Inc.	12,971	471,496
		1,942,800
Health care: 17.47%
Biotechnology: 8.61%
ACADIA Pharmaceuticals, Inc.†	18,511	494,429
See accompanying notes to portfolio of investments
4 | Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
ADMA Biologics, Inc.†	26,341	$480,460
Alkermes PLC†	14,750	412,705
Amicus Therapeutics, Inc.†	16,808	239,346
Apogee Therapeutics, Inc.†	3,593	271,200
Arcellx, Inc.†	1,240	80,848
Arcus Biosciences, Inc.†	12,662	301,735
Arcutis Biotherapeutics, Inc.†	4,063	117,989
Arrowhead Pharmaceuticals, Inc.†	3,979	264,166
Blueprint Medicines Corp.♦†	2,870	0
Bridgebio Pharma, Inc.†	4,470	341,910
CareDx, Inc.†	12,697	239,211
Catalyst Pharmaceuticals, Inc.†	14,858	346,786
Cogent Biosciences, Inc.†	5,441	193,264
CRISPR Therapeutics AG†	3,548	186,057
Cytokinetics, Inc.†	3,940	250,348
Dyne Therapeutics, Inc.†	2,760	53,986
Entrada Therapeutics, Inc.†	11,720	120,482
GRAIL, Inc.†	1,296	110,925
Halozyme Therapeutics, Inc.†	5,104	343,499
Insmed, Inc.†	554	96,418
Intellia Therapeutics, Inc.†	10,779	96,903
Janux Therapeutics, Inc.†	6,218	85,808
Kiniksa Pharmaceuticals International PLC Class A†	9,233	380,861
Krystal Biotech, Inc.†	1,405	346,389
Kura Oncology, Inc.†	14,019	145,657
Madrigal Pharmaceuticals, Inc.†	368	214,301
MiMedx Group, Inc.†	39,897	270,103
Monte Rosa Therapeutics, Inc.†	18,095	283,730
Nuvalent, Inc. Class A†	1,543	155,210
Praxis Precision Medicines, Inc.†	1,016	299,456
Protagonist Therapeutics, Inc.†	2,638	230,403
PTC Therapeutics, Inc.†	8,111	616,112
Relay Therapeutics, Inc.†	43,789	370,455
Rhythm Pharmaceuticals, Inc.†	1,103	118,065
Soleno Therapeutics, Inc.†	2,471	114,407
Stoke Therapeutics, Inc.†	16,416	521,044
Syndax Pharmaceuticals, Inc.†	11,676	245,313
TG Therapeutics, Inc.†	10,172	303,227
Twist Bioscience Corp.†	3,021	95,826
Ultragenyx Pharmaceutical, Inc.†	2,113	48,599
Vaxcyte, Inc.†	3,543	163,474
Veracyte, Inc.†	9,098	383,026
Voyager Therapeutics, Inc.†	41,441	162,863
Zymeworks, Inc.†	4,662	122,750
		10,719,746
Health care equipment & supplies: 2.10%
Axogen, Inc.†	17,305	566,393
Bioventus, Inc. Class A†	48,123	358,035
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
Electromed, Inc.†	4,799	$139,747
Embecta Corp.	8,293	98,521
Lantheus Holdings, Inc.†	4,996	332,484
LeMaitre Vascular, Inc.	2,111	171,202
LivaNova PLC†	5,981	368,011
Omnicell, Inc.†	2,387	108,131
TransMedics Group, Inc.†	3,845	467,744
		2,610,268
Health care providers & services: 3.72%
Addus HomeCare Corp.†	3,630	389,826
Alignment Healthcare, Inc.†	28,768	568,168
Aveanna Healthcare Holdings, Inc.†	40,140	327,944
BrightSpring Health Services, Inc.†	23,356	874,682
Concentra Group Holdings Parent, Inc.	5,187	102,080
Ensign Group, Inc.	2,308	402,054
GeneDx Holdings Corp. Class A†	3,371	438,432
HealthEquity, Inc.†	1,168	107,001
Hims & Hers Health, Inc.†	9,581	311,095
Option Care Health, Inc.†	3,076	98,001
Owens & Minor, Inc.†	57,998	162,394
Pediatrix Medical Group, Inc.†	19,535	417,854
Select Medical Holdings Corp.	16,819	249,762
Tenet Healthcare Corp.†	922	183,220
		4,632,513
Life sciences tools & services: 0.11%
Niagen Bioscience, Inc.†	11,355	72,218
Quanterix Corp.†	10,367	65,934
		138,152
Pharmaceuticals: 2.93%
Amneal Pharmaceuticals, Inc.†	53,654	676,041
ANI Pharmaceuticals, Inc.†	6,163	486,507
Arvinas, Inc.†	31,267	370,827
Collegium Pharmaceutical, Inc.†	5,434	251,594
Corcept Therapeutics, Inc.†	3,982	138,574
CorMedix, Inc.†	20,275	235,798
Harmony Biosciences Holdings, Inc.†	13,906	520,363
Indivior PLC†	8,390	301,033
Nektar Therapeutics Class A†	1,744	73,736
Pacira BioSciences, Inc.†	6,464	167,288
Rapport Therapeutics, Inc.†	4,136	125,486
Supernus Pharmaceuticals, Inc.†	3,719	184,834
Theravance Biopharma, Inc.†	6,204	116,077
		3,648,158
See accompanying notes to portfolio of investments
6 | Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Industrials: 16.63%
Aerospace & defense: 0.76%
AeroVironment, Inc.†	881	$213,105
Rocket Lab Corp.†	1,299	90,618
V2X, Inc.†	11,807	644,072
		947,795
Building products: 0.48%
Masterbrand, Inc.†	23,120	255,245
Modine Manufacturing Co.†	1,815	242,320
Resideo Technologies, Inc.†	2,956	103,815
		601,380
Commercial services & supplies: 1.43%
Brink’s Co.	2,161	252,254
Cimpress PLC†	8,179	544,640
Healthcare Services Group, Inc.†	11,645	222,652
Interface, Inc. Class A	17,351	484,440
Quad/Graphics, Inc.	43,431	272,312
		1,776,298
Construction & engineering: 3.12%
Ameresco, Inc. Class A†	11,681	342,137
Argan, Inc.	1,915	600,008
EMCOR Group, Inc.	627	383,592
Matrix Service Co.†	10,042	117,491
MYR Group, Inc.†	1,608	351,348
Primoris Services Corp.	7,729	959,478
Sterling Infrastructure, Inc.†	3,071	940,432
Tutor Perini Corp.	2,747	184,104
		3,878,590
Electrical equipment: 3.69%
Allient, Inc.	2,294	123,303
American Superconductor Corp.†	12,628	363,434
Amprius Technologies, Inc.†	35,866	282,983
Array Technologies, Inc.†	41,068	378,647
Bloom Energy Corp. Class A†	8,806	765,153
EnerSys	3,006	441,131
Eos Energy Enterprises, Inc.†	9,541	109,340
NANO Nuclear Energy, Inc.†	1,611	38,680
Nextpower, Inc. Class A†	13,199	1,149,765
NuScale Power Corp.†	6,002	85,048
Powell Industries, Inc.	1,880	599,306
Power Solutions International, Inc.†	4,539	259,358
		4,596,148
Machinery: 2.56%
Blue Bird Corp.†	10,544	495,568
Columbus McKinnon Corp.	11,714	202,066
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 7

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Machinery(continued)
Hyster-Yale, Inc.	10,911	$324,166
JBT Marel Corp.	1,259	189,693
Luxfer Holdings PLC	23,988	324,558
Microvast Holdings, Inc.†	32,568	91,190
Mueller Industries, Inc.	6,849	786,265
Mueller Water Products, Inc. Class A	5,535	131,844
SPX Technologies, Inc.†	933	186,656
Terex Corp.	8,549	456,346
		3,188,352
Marine transportation: 0.54%
Costamare, Inc.	16,143	254,898
Matson, Inc.	3,354	414,387
		669,285
Passenger airlines: 0.55%
SkyWest, Inc.†	6,840	686,804
Professional services: 2.15%
IBEX Holdings Ltd.†	16,057	613,056
Innodata, Inc.†	3,175	161,766
Kelly Services, Inc. Class A	12,650	111,320
LegalZoom.com, Inc.†	16,263	161,492
Planet Labs PBC†	18,058	356,104
TriNet Group, Inc.	1,288	76,159
Upwork, Inc.†	22,651	448,943
Willdan Group, Inc.†	7,266	753,194
		2,682,034
Trading companies & distributors: 1.35%
DNOW, Inc.†	41,773	553,492
DXP Enterprises, Inc.†	6,156	675,867
FTAI Aviation Ltd.	937	184,449
Rush Enterprises, Inc. Class A	4,909	264,792
		1,678,600
Information technology: 15.10%
Communications equipment: 0.97%
CommScope Holding Co., Inc.†	43,663	791,610
NetScout Systems, Inc.†	15,255	412,801
		1,204,411
Electronic equipment, instruments & components: 4.04%
Advanced Energy Industries, Inc.	1,175	246,010
Arlo Technologies, Inc.†	36,542	511,223
Bel Fuse, Inc. Class A	1,948	295,706
Fabrinet†	2,929	1,333,515
Mirion Technologies, Inc. Class A†	20,100	470,742
nLight, Inc.†	13,565	508,823
See accompanying notes to portfolio of investments
8 | Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Electronic equipment, instruments & components(continued)
Ouster, Inc.†	4,317	$93,420
Sanmina Corp.†	3,393	509,187
TTM Technologies, Inc.†	15,441	1,065,429
		5,034,055
IT services: 0.70%
Applied Digital Corp.†	9,062	222,200
BigBear.ai Holdings, Inc.†	16,718	90,277
DigitalOcean Holdings, Inc.†	11,663	561,224
		873,701
Semiconductors & semiconductor equipment: 4.11%
ACM Research, Inc. Class A†	16,014	631,752
Amkor Technology, Inc.	5,229	206,441
Axcelis Technologies, Inc.†	5,329	428,132
Credo Technology Group Holding Ltd.†	5,987	861,469
Onto Innovation, Inc.†	1,650	260,469
Penguin Solutions, Inc.†	20,394	398,907
Photronics, Inc.†	10,030	320,960
Rambus, Inc.†	8,905	818,281
Rigetti Computing, Inc.†	15,656	346,780
SiTime Corp.†	1,670	589,827
Ultra Clean Holdings, Inc.†	10,245	259,506
		5,122,524
Software: 4.73%
A10 Networks, Inc.	33,246	588,122
ACI Worldwide, Inc.†	4,250	203,193
Amplitude, Inc. Class A†	42,803	495,659
Appfolio, Inc. Class A†	252	58,628
C3.ai, Inc. Class A†	3,874	52,222
Clear Secure, Inc. Class A	12,425	435,869
Commvault Systems, Inc.†	2,065	258,868
Consensus Cloud Solutions, Inc.†	8,559	186,757
D-Wave Quantum, Inc.†	14,316	374,363
Freshworks, Inc. Class A†	27,373	335,319
Hut 8 Corp.†	4,497	206,592
Intapp, Inc.†	5,957	272,950
InterDigital, Inc.	1,801	573,402
LiveRamp Holdings, Inc.†	19,872	583,641
Pagaya Technologies Ltd. Class A†	9,443	197,359
PagerDuty, Inc.†	6,639	87,037
SoundHound AI, Inc. Class A†	10,587	105,552
Sprinklr, Inc. Class A†	30,057	233,844
SPS Commerce, Inc.†	2,538	226,212
Tenable Holdings, Inc.†	2,946	69,319
Workiva, Inc. Class A†	2,218	191,303
Zeta Global Holdings Corp. Class A†	7,698	156,654
		5,892,865
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 9

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals: 0.55%
CPI Card Group, Inc.†	3,314	$48,650
Diebold Nixdorf, Inc.†	2,626	178,279
IonQ, Inc.†	8,674	389,202
Quantum Computing, Inc.†	6,066	62,237
		678,368
Materials: 4.34%
Chemicals: 0.86%
Flotek Industries, Inc.†	33,239	572,708
Hawkins, Inc.	1,223	173,739
Koppers Holdings, Inc.	8,244	223,248
Mativ Holdings, Inc.	7,983	96,993
		1,066,688
Containers & packaging: 0.51%
Ardagh Metal Packaging SA	38,043	155,976
O-I Glass, Inc.†	32,673	482,254
		638,230
Metals & mining: 2.57%
Century Aluminum Co.†	15,946	624,764
Coeur Mining, Inc.†	64,718	1,153,922
Commercial Metals Co.	5,316	367,974
Constellium SE Class A†	35,137	662,332
SunCoke Energy, Inc.	23,907	172,130
Worthington Steel, Inc.	6,406	221,776
		3,202,898
Paper & forest products: 0.40%
Clearwater Paper Corp.†	8,835	153,729
Sylvamo Corp.	7,028	338,398
		492,127
Real estate: 5.00%
Diversified REITs: 0.87%
Broadstone Net Lease, Inc.	26,703	463,831
CTO Realty Growth, Inc.	13,573	249,879
Essential Properties Realty Trust, Inc.	12,504	370,869
		1,084,579
Health care REITs: 1.05%
CareTrust REIT, Inc.	26,889	972,306
National Health Investors, Inc.	1,669	127,462
Sabra Health Care REIT, Inc.	10,597	200,707
		1,300,475
Hotel & resort REITs: 1.33%
Apple Hospitality REIT, Inc.	23,618	279,873
Chatham Lodging Trust	38,639	263,132
See accompanying notes to portfolio of investments
10 | Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Hotel & resort REITs(continued)
DiamondRock Hospitality Co.	62,626	$561,129
Ryman Hospitality Properties, Inc.	3,470	328,331
Xenia Hotels & Resorts, Inc.	15,970	225,816
		1,658,281
Industrial REITs: 0.10%
LXP Industrial Trust	2,547	126,280
Office REITs: 0.28%
Postal Realty Trust, Inc. Class A	21,776	351,465
Real estate management & development: 0.86%
Compass, Inc. Class A†	30,847	326,053
Newmark Group, Inc. Class A	42,730	740,938
		1,066,991
Retail REITs: 0.36%
Getty Realty Corp.	9,327	255,280
Urban Edge Properties	9,918	190,326
		445,606
Specialized REITs: 0.15%
Safehold, Inc.	13,575	185,842
Utilities: 3.05%
Electric utilities: 0.74%
Oklo, Inc. Class A†	4,386	314,740
Otter Tail Corp.	7,451	602,115
		916,855
Gas utilities: 0.57%
Brookfield Infrastructure Corp. Class A	5,995	272,173
New Jersey Resources Corp.	4,835	222,990
Southwest Gas Holdings, Inc.	2,763	221,095
		716,258
Independent power and renewable electricity producers: 0.39%
Clearway Energy, Inc. Class A	15,336	481,857
Multi-utilities: 0.40%
Avista Corp.	13,002	501,097
Water utilities: 0.95%
California Water Service Group	11,651	504,838
Consolidated Water Co. Ltd.	12,316	434,632
H2O America	5,065	248,134
		1,187,604
Total common stocks (Cost $102,481,790)		120,210,327
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 11

Portfolio of investments—December 31, 2025 (unaudited)

	Expiration date	Shares	Value
Rights: 0.00%
Health care: 0.00%
Biotechnology: 0.00%
Aduro Biotech, Inc.♦†	10-2-2030	4,415	$0
Life sciences tools & services: 0.00%
OmniAb, Inc. $12.50 Earnout shares♦†	11-2-2027	103	0
OmniAb, Inc. $15.00 Earnout shares♦†	11-2-2027	103	0
Total rights (Cost $0)			0

		Yield
Short-term investments: 2.87%
Investment companies: 2.87%
Allspring Government Money Market Fund Select Class♠∞		3.71%	3,566,511	3,566,511
Total short-term investments (Cost $3,566,511)				3,566,511
Total investments in securities (Cost $106,048,301)	99.42%			123,776,838
Other assets and liabilities, net	0.58			724,843
Total net assets	100.00%			$124,501,681

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,343,618	$29,103,457	$(27,880,564)	$0	$0	$3,566,511	3,566,511	$71,201
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	27	3-20-2026	$3,454,395	$3,372,300	$0	$(82,095)
See accompanying notes to portfolio of investments
12 | Allspring Disciplined Small Cap Fund

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Disciplined Small Cap Fund | 13

Notes to portfolio of investments—December 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,651,886	$0	$0	$2,651,886
Consumer discretionary	11,243,147	0	0	11,243,147
Consumer staples	2,007,657	0	0	2,007,657
Energy	5,959,568	0	0	5,959,568
Financials	21,664,889	0	0	21,664,889
Health care	21,748,837	0	0	21,748,837
Industrials	20,705,286	0	0	20,705,286
Information technology	18,805,924	0	0	18,805,924
Materials	5,399,943	0	0	5,399,943
Real estate	6,219,519	0	0	6,219,519
Utilities	3,803,671	0	0	3,803,671
Rights
Health care	0	0	0	0
Short-term investments
Investment companies	3,566,511	0	0	3,566,511
Total assets	$123,776,838	$0	$0	$123,776,838
Liabilities
Futures contracts	$82,095	$0	$0	$82,095
Total liabilities	$82,095	$0	$0	$82,095
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of December 31, 2025, $304,975 was segregated as cash collateral for these open futures contracts.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
14 | Allspring Disciplined Small Cap Fund